Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Carrying Amounts of Property and Equipment, Net	The estimated useful lives for each asset class are as follows:

Equipment	3 years
Computer hardware and computer-related software	3 years
Furniture and fittings	5 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress*	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$9,652	$12,065	$19,687	$103,100	$11,261	$155,765
Additions	1,077	170	2,051	4,807	21,872	29,977
Transfer to assets held for sale	—	—	—	—	(35,123)	(35,123)
Disposals	(311)	(2,694)	(643)	(1,266)	—	(4,914)
Effect of change in exchange rates	12	(4)	93	355	1,990	2,446
Closing cost balance	10,430	9,537	21,188	106,996	—	148,151

Opening accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Depreciation expense	(2,150)	(1,897)	(3,442)	(16,053)	—	(23,542)
Impairment	—	—	—	(3,676)	—	(3,676)
Effect of change in exchange rates	(7)	4	(31)	(99)	—	(133)
Disposals	230	1,442	602	1,264	—	3,538
Closing accumulated depreciation and impairment	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Net book balance	$2,885	$475	$9,929	$52,932	$—	$66,221

As of June 30, 2022
Opening cost balance	$10,430	$9,537	$21,188	$106,996	$—	$148,151
Additions	78	16,818	6,409	28,628	—	51,933
Disposals	(1,160)	(7,720)	(2,230)	(14,631)	—	(25,741)
Effect of change in exchange rates	(208)	(311)	(210)	(1,326)	—	(2,055)
Closing cost balance	9,140	18,324	25,157	119,667	$—	172,288

Opening accumulated depreciation	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Depreciation expense	(1,641)	(1,648)	(3,180)	(12,296)	—	(18,765)
Effect of change in exchange rates	130	88	119	1,083	—	1,420
Disposals	1,153	7,720	2,149	14,519	—	25,541
Closing accumulated depreciation and impairment	(7,903)	(2,902)	(12,171)	(50,758)	—	(73,734)
Net book balance	$1,237	$15,422	$12,986	$68,909	$—	$98,554
The following table sets forth the carrying amounts of property and equipment, net in assets held for sale and the movements during the fiscal year ended June 30, 2022:

Fiscal Year Ended June 30, 2022
(U.S. $ in thousands)
Balance at the beginning of period	$34,092
Additions	26,899
Effect of change in exchange rates	(3,509)
Balance at the end of period	$57,482